Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 30, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	$ 4,897.7	$ 3,298.1	$ 3,298.1
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance			4,897.7	$ 3,298.1
Provision for losses and LAE for claims incurred	(6.4)	(7.3)	28.1	45.1	$ (0.9)
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, premium paid and recognized						$ 1,840.1
Reinsurance Contracts [Axis]: Retroactive Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	2,132.0	$ 838.1	838.1
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance	$ 1,877.3		$ 2,132.0	$ 838.1